CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Net revenues
Consulting and advisory fee income	$ 180,000	$ 6,000	$ 570,000	$ 359,317
Operating Expenses:
Depreciation and amortization	314	717	942	2,246
Saleries and wages	64,353	74,394	203,147	225,894
Proffesional services, including non-cash compensation	8,275	16,180	43,265	258,915
General and administrative	49,226	88,299	198,281	253,364
Total operating expenses	122,167	179,590	445,635	740,419
Loss from Operations	57,833	(173,591)	124,365	(381,103)
Other Income (Expense)
Interest expense	(142,493)	(158,921)	(413,325)	(420,360)
Loss on equity investment
Loss on sale of market securities	(28,000)		(28,000)
Loss on debt settlement - net	5,771	(16,928)	(32,808)	(41,596)
Gain on conversion of note
Change in derrivative liability	(5,391)	2,911	(37,837)	(3,770)
Other income	(72)	34,494	43,708	74,407
Net other expenses	(170,184)	(138,443)	(468,262)	(391,319)
Loss before minority interest	(112,352)	(312,034)	(343,897)	(772,421)
Non-Controlling interest	(21,866)	27,753	19,614	114,374
Net Loss	$ (134,218)	$ (284,281)	$ (324,282)	$ (658,047)
Net Loss Per Share
Basic	$ (0.84)	$ (2.1)	$ (2.15)	$ (4.93)
Diluted	$ (0.84)	$ (2.1)	$ (2.15)	$ (4.93)
Weighted Average Number of Shares Outstanding:
Basic	160,335	135,516	150,775	133,422
Diluted	160,335	135,516	150,775	133,422